Cover	Aug. 05, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously announced, on August 5, 2025, EQV Ventures Acquisition Corp., a Cayman Islands exempted company (“EQV”), entered into a Business Combination Agreement (as may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement” and the transactions contemplated thereby, collectively, the “Business Combination” or the “Merger”), by and among EQV, Prometheus PubCo Inc., a Delaware corporation and a direct, wholly-owned subsidiary of EQV (“Presidio”), Prometheus PubCo Merger Sub Inc., a Delaware corporation and a direct, wholly-owned subsidiary of Presidio (“EQV Merger Sub”), Prometheus Holdings LLC, a Delaware limited liability company and a direct, wholly-owned subsidiary of EQV (“EQV Holdings”), Prometheus Merger Sub LLC, a Delaware limited liability company and a direct, wholly-owned subsidiary of EQV Holdings (“Presidio Merger Sub”) and Presidio Investment Holdings LLC, a Delaware limited liability company (“PIH”). This Amendment No. 1 to the Current Report on Form 8-K (this “Current Report”) is being filed to describe the material terms of the Business Combination Agreement and related agreements, which are filed as exhibits herewith.
Document Period End Date	Aug. 05, 2025
Entity File Number	001-42207
Entity Registrant Name	EQV Ventures Acquisition Corp.
Entity Central Index Key	0002021042
Entity Tax Identification Number	98-1786998
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1090 Center Drive
Entity Address, City or Town	Park City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84098
City Area Code	405
Local Phone Number	870-3781
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value per share, and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value per share, and one-third of one redeemable warrant
Trading Symbol	EQVU
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	EQV
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	EQVW
Security Exchange Name	NYSE